Financial instruments and fair value disclosures - Financial liabilities at amortised cost (Details) - Financial liabilities at amortised cost - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of financial liabilities [line items]
Carrying value	$ 12,901	$ 27,233	$ 30,489
Fair value	12,901	27,233	30,489
Trade and other payables
Disclosure of financial liabilities [line items]
Carrying value	11,911	18,831	22,655
Fair value	11,911	18,831	22,655
Lease liabilities
Disclosure of financial liabilities [line items]
Carrying value	990	8,402	7,834
Fair value	$ 990	$ 8,402	$ 7,834